Taxes on Income (Schedule of tax rates of subsidiaries incorporated outside of Israel) (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income taxes [Line Items]
Tax rate		23.00%	23.00%	23.00%
Brazil [Member]
Deferred income taxes [Line Items]
Tax rate		34.00%
Germany [Member]
Deferred income taxes [Line Items]
Tax rate	[1]	29.00%
United States [Member]
Deferred income taxes [Line Items]
Tax rate	[2]	26.00%
Netherlands [Member]
Deferred income taxes [Line Items]
Tax rate		25.80%
Spain [Member]
Deferred income taxes [Line Items]
Tax rate		25.00%
China [Member]
Deferred income taxes [Line Items]
Tax rate		25.00%
United Kingdom [Member]
Deferred income taxes [Line Items]
Tax rate		25.00%

[1]	Starting in fiscal year 2028, the tax rate will be gradually reduced by 1% per year, reaching 24% in fiscal year 2032.
[2]	The tax rate is an estimated average and includes federal and states taxes. Different rates may apply in each year due to changes in the allocation of income among states.